Consolidated statements of comprehensive income (Parenthetical) (Asm Pacific Technology Ltd [Member])	Jul. 25, 2013	Mar. 15, 2013
Asm Pacific Technology Ltd [Member]
Percentage of stake sold	12.00%	11.88%